(2) Significant Accounting Policies: Geographical Information: Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

	Net Property and Equipment		Net Monitoring Equipment
	2012	2011	2012	2011
United States of America	$ 677,493	$ 1,082,453	$ 2,328,139	$ 3,352,614
Latin American Countries	-	-	719,171	32,919
Caribbean Countries and Commonwealths	-	4,180	263,782	71,687
Other Foreign Countries	-	-	14,018	4,765
Total	$ 677,493	$ 1,086,633	$ 3,325,110	$ 3,461,985